Income Tax Provision (Details) - Schedule of Breakout of Pretax Income Between Foreign and Domestic - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022
Investments, Owned, Federal Income Tax Note [Line Items]
Domestic	$ 8,944,305	$ 5,948,852
Foreign	659,246
Total	$ 9,603,551	$ 5,948,852